As filed with the Securities and Exchange Commission on September 4, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08273

BUILDERS FIXED INCOME FUND, INC.
(Exact name of registrant as specified in charter)

218 Henry Road, Manchester, Missouri 63011
(Address of principal executive offices) (Zip code)

John W. Stewart
218 Henry Road
Manchester, MO 63011
(Name and address of agent for service)

(636) 207-0160
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Item 1. Report to Stockholders.

BUILDERS FIXED INCOME FUND, INC.

SEMI-ANNUAL REPORT TO SHAREHOLDERS

June 30, 2008

This report is provided for the general information of the shareholders of the Builders Fixed Income Fund, Inc. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

July 15, 2008

Dear Shareholder,

As the Chairman and President of the Builders Fixed Income Fund, Inc. (the “Fund”), I would like to express my sincere appreciation for your participation in the Fund. It is a privilege to serve the needs of our investors by seeking to provide quality fixed income investment services. The Fund’s ProLoan program works with mortgage lenders who provide loans to buyers of newly constructed or substantially renovated homes, while also promoting employment opportunities for organized building trade members. Capital Mortgage Management, Inc. (“CMM”), the Fund’s manager, actively coordinates the origination of ProLoans. We believe our hands-on approach leads to substantial impact in our targeted mortgage markets.

We are pleased to present the Fund’s financial statements for the six months ended June 30, 2008. The Fund’s goal seeks to deliver quality core plus fixed income management to its investors. Richmond Capital Management, the Fund’s subadvisor, manages the Fund’s investment and its Proloan mortgage pipeline to achieve the best returns possible. Richmond uses a team approach with a staff knowledgeable in all aspects of the fixed income market.

The Fund’ net asset value per share was $14.03 on June 30, 2008, compared to $14.44 on December 31, 2007. The Fund’s total net assets were $248,386,090 on June 30, 2008, compared to $258,547,164 on December 31, 2007.

CMM is focused on developing new relationships with several institutional investors. Our marketing team will continue to promote the Fund to Taft-Hartley plans and other pension plans and institutional investors across the country. Through the Proloan program, CMM also coordinated the origination and securitization of home mortgages in various cities in the Midwest, generating approximately 61 Proloan applications in the principal amount of $14,247,635 in the first half of 2008. The ProLoan program currently is active in St. Louis, Missouri, Southern Illinois and Milwaukee, Wisconsin.

We continue to strive to provide improved returns for our investors and to generate jobs and stimulate the economies served by the Proloan Program. As always, I am available to discuss all aspects of the Fund with our investors. Please do not hesitate to contact me with any questions.

Sincerely,

John W. Stewart
Chairman and President
Builders Fixed Income Fund, Inc.

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total return assumes reinvestment of dividends and distributions. Statements and other information herein are dated and are subject to change. Current performance to the most recent month end may be obtained by calling 1-877-923-5626. The views expressed are those of the Chairman and President as of June 30, 2008 and are not intended as a forecast or as investment recommendations.

July 28, 2008

Dear Shareholder:

Events affecting the bond market during the first six months of 2008 will be permanently encapsulated in future textbooks. In an attempt to explain the collapse of a once-prominent Wall Street firm (Bear Stearns), the second largest bank failure in our nation's history (IndyMac), and the continued decline of residential real estate values nationwide, authors might also describe the dramatic change in the bond market landscape from just one year ago. Wall Street investment firms and the large commercial banks who make markets in securities have been significantly impaired and liquidity has declined. Wider yield spreads on non-treasury securities have resulted.

Banks, not including pension funds, insurance companies, or other investors, have reported nearly $450 billion dollars in losses on securities related to residential mortgages since the beginning of the credit recession. All parties are to blame - Wall Street firms, rating agencies, regulators, mortgage companies, borrowers, and investment managers. Now that the music has stopped, all parties are having difficulty finding a chair resulting in unprecedented volatility in all markets. The root of the problem is directly related to the continued decline in housing values and the rising levels of non-performing mortgages.

According to the Case-Schiller 20-Composite Housing Price Index, housing values have declined 16.6% over the last year. In some housing markets, such as Las Vegas, Phoenix, San Diego, and Miami, housing prices have declined over 25%. With such declines, are housing prices near the end of the correction? In the short run, with existing home inventories at record levels, it doesn't seem that we have reached bottom. However, since the rate of new housing starts and building permits has fallen significantly to 20-year lows, the declining influx of new inventory should bode well for the supply and demand fundamentals in the future.

Builders Fixed Income Fund, (the "Fund"), despite the historic slowdown in the residential housing markets, continues to originate and invest in agency-backed mortgages. For the six-months ending June 30, 2008, the Fund originated $14,247,635 through its ProLoan Program and currently has a pipeline balance of $12,069,277.

During the second quarter, equity holders finally came to the same conclusion that bond holders came to several quarters ago. The current constraints on credit and declining economic fundamentals have not only weakened the financial positions of consumers but

10800 Midlothian Turnpike, Suite 217 Richmond,Virginia 23235-0061   TEL: (804) 379-8280   FAX: (804) 379-9362
www.richmondcap.com

also had decreased future earnings growth and enterprise values of the majority of companies in the Standard & Poor's 500 stock index. Consequently, equity markets posted double-digit negative returns. The S&P 500, Dow Jones and Nasdaq stock indices returned -11.9%, -13.4%, and -13.2%, respectively, for the first six months of 2008.

The Fund produced a total return of -.48% (after deducting fees and expenses) for the six-months ended June 30, 2008. In comparison to other fixed income mutual funds, the Fund outperformed its peer group average by .50%, as the average return for the Lipper Intermediate Investment Grade Funds peer group during this period was -.98% (after deducting fees and expenses). The Fund also outperformed its peer group over the one-year period by .75%, posting a total return (after deducting fees and expenses) of 4.40% compared to the peer group's return of 3.65%.

During the first six-months of the year, the Lehman Aggregate Bond Index (the "Index") returned 1.13% (which reflects no deduction for fees and expenses). The Fund's "core plus" portfolio management strategy, which includes investing in bonds outside of the Index, has underperformed year-to-date due to its underweight sector allocation to risk-free Treasuries and its overweight sector allocation to asset-backed securities. However, the Fund did outperform the Index during the second quarter by .29% (after deducting fees and expenses).

The Fund's portfolio of asset-backed securities, which is mainly comprised of non-agency mortgage securities, underperformed risk-free Treasuries significantly in the first quarter and has negatively affected the Fund's total return for the first half of 2008. The primary driver of underperformance has been the downgrades of bond insurers, such as: MBIA, AMBAC, FGIC, and others, by the rating agencies. The Fund has AAA-rated mortgage securities that are credit-enhanced by insurance policies written by the bond insurers. In addition to the insurance policies, these AAA-securities also have senior/subordination structures, overcollaterization, and excess interest accounts that boost their credit worthiness. However, during the first quarter, the market re-priced "privately-insured" securities to the underlying valuations of the securities assuming that the bond insurers would not honor their policies. Ironically, at this time, the primary bond insurers remain in business and existing bond insurance policies remain in force.

The economic outlook is uncertain and the direction of interest rates will depend on economic fundamentals, risk aversion in equity markets, and inflation risks. A recession has been forecast for many months, but has only materialized in some sectors. Nevertheless, the economic environment for consumers is pressured by job market weakness, high food and energy prices, and declining home values. Interest rates fell in response to that weakness though April, but reversed course and rose in May and June. The bond market is watching higher inflation statistics and considering the possibility that the Federal Reserve might actually hike short term rates in response by the end of 2008. Based on the lack of clarity of factors, we remain interest rate neutral with respect to the Fund compared to the Index.

Looking forward, we believe the performance of the bond market and this Fund will depend on the timely resolution of credit market liquidity, stabilization of housing valuations and confidence in securitization, and the success of Federal Reserve policy in taming inflation.

In the meantime, the Fund should continue to diversify pension funds' portfolios against the sudden and rapid correction occurring within equity markets. The Fund also will continue to produce a significant yield advantage and maintain an average credit rating similar to that of the Index. The Fund's yield advantage should contribute positively toward the Fund's return in the second half of 2008.

Respectfully submitted,

/s/ Patton H. Roark, Jr.

Patton H. Roark, Jr., CFA
Portfolio Manager

The views expressed are those of the Fund's investment subadvisor as of June 30, 2008 and are not intended as a forecast or as investment recommendations.

The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities, mortgage-backed securities, and other asset- backed securities. This index is not available for investment and, therefore, does not incur expenses.

PERFORMANCE GRAPH

	Average Annualized Total Return
	Periods Ended June 30, 2008
	One Year	Five Years	Ten Years
Builders Fixed Income Fund, Inc.	4.40%	3.13%	4.60%
Lehman Brothers Aggregate Bond Index +	7.12%	3.86%	5.68%
Lipper Intermediate Investment Grade Index ++	3.65%	3.18%	5.04%

The gross expense ratio was 0.84% and the net expense ratio was 0.83% as of the most recent prospectus dated May 1, 2008.

The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-923-5626. Return figures reflect any change in price per share and assume the reinvestment of all distributions.

The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

Indices are unmanaged, do not incur fees, expenses, or taxes and cannot be invested in directly. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

+ The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.

++ The Lipper Intermediate Investment Grade Index consists of the 30 largest mutual funds that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.

BUILDERS FIXED INCOME FUND, INC.
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses

The information in the table under the heading “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (01/01/08)	$1,000.00	$1,000.00
Ending Account Value (6/30/08)	$995.20	$1,021.88
Expenses Paid during Period*	$2.98	$3.02

*Expenses are equal to the Fund’s annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year period (182), then divided by the number of days in the fiscal year (366) (to reflect the one-half year period).

Schedule of Investments
June 30, 2008 (Unaudited)
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 11.8%
Adjustable Rate Mortgage Trust
5.096%, 11/25/2035 (a)	$300,000	$232,356
Ameriquest Mortgage Securities, Inc.
2.783%, 03/25/2035 (a) (b) (d)	61,740	57,542
2.713%, 07/25/2035 (a) (b) (d)	66,956	66,145
Banc of America Alternative Loan Trust
2.883%, 06/25/2046 (a) (b)	670,345	654,004
Bear Stearns Adjustable Rate Mortgage Trust
3.573%, 06/25/2034 (a)	270,000	267,690
4.949%, 08/25/2035 (a)	304,593	277,446
Bella Vista Mortgage Trust
2.732%, 05/20/2045 (a) (b) (d)	194,544	151,238
Capital Auto Receivables Asset Trust
3.920%, 11/16/2009 (a)	500,000	500,161
Chase Credit Card Master Trust
2.808%, 02/15/2011 (a) (b) (d)	750,000	748,973
Citibank Credit Card Master Trust I
2.986%, 03/10/2011 (b) (d)	475,000	471,135
Countrywide Alternative Loan Trust
2.903%, 12/25/2035 (a) (b)	519,589	363,729
2.653%, 06/25/2036 (a) (b)	950,000	484,567
Countrywide Asset-Backed Certificates
6.085%, 06/25/2021 (a)	400,000	226,116
3.638%, 06/25/2033 (a) (b) (d)	496,052	340,454
3.003%, 04/25/2035 (a) (b)	547,637	488,295
5.393%, 04/25/2036 (a)	460,000	323,210
2.583%, 08/25/2036 (a) (b)	2,213,560	2,074,279
5.513%, 08/25/2036 (a)	385,000	321,621
2.593%, 10/25/2036 (a) (b)	2,112,072	1,971,879
Countrywide Home Equity Loan Trust
2.698%, 02/15/2036 (a) (b)	260,173	202,244
Countrywide Home Loan Mortgage Pass Through Trust
7.070%, 10/19/2032 (a) (b)	18,820	18,808
Deutsche ALT-A Securities, Inc. Alternate Loan Turst
2.663%, 04/25/2036 (a) (b) (d)	1,075,000	585,278
First Horizon Asset Back Trust
2.613%, 10/25/2026 (a) (b) (d)	917,596	732,702
First NLC Trust
2.783%, 09/25/2035 (a) (b) (d)	168,333	164,189
Ford Credit Auto Owner Trust
5.300%, 06/15/2012 (a)	370,000	350,835
GMAC Mortgage Corp. Loan Trust
5.750%, 10/25/2036 (a)	2,295,000	1,690,261
5.805%, 10/25/2036 (a)	215,000	113,247
Great America Leasing Receivables
5.390%, 09/15/2011 (a) (c)	160,000	161,513
GSAA Trust
5.679%, 09/25/2036 (a)	2,000,000	1,915,410
Harley-Davidson Motorcycle Trust
5.520%, 11/15/2013 (a)	2,500,000	2,545,030

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
June 30, 2008 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value

IMPAC CMB Trust
3.483%, 10/25/2033 (a) (b)	$56,813	$41,178
2.793%, 04/25/2035 (a) (b) (d)	118,189	71,958
Indymac Residental Asset Back
2.943%, 04/25/2037 (a) (b)	5,000,000	287,715
Indymac Index Mortgage Loan Trust
2.713%, 04/25/2035 (a) (b) (d)	170,462	133,724
2.743%, 06/25/2035 (a) (b)	184,254	144,447
2.783%, 07/25/2035 (a) (b) (d)	378,655	296,293
JP Morgan Mortgage Acquisition Corp.
5.453%, 11/25/2036 (a)	730,000	687,507
JP Morgan Mortgage Trust
5.299%, 07/25/2035 (a) (b)	7,792	7,589
4.949%, 11/25/2035 (a)	750,000	723,323
5.287%, 04/25/2036 (a)	76,920	76,376
5.818%, 06/25/2036 (a)	393,918	386,535
5.968%, 06/25/2036 (a)	212,220	206,710
5.944%, 08/25/2036 (a)	1,000,000	874,531
6.000%, 08/25/2036 (a) (b)	346,959	328,655
5.563%, 10/25/2036 (a)	1,050,000	911,882
Long Beach Mortgage Loan Trust
3.013%, 06/25/2034 (a) (b) (d)	170,000	138,155
MSDWCC Heloc Trust
2.673%, 07/25/2017 (a) (b) (d)	134,738	91,478
New Century Home Equity Loan Trust
5.250%, 08/25/2034 (a)	240,000	202,827
Option One Mortgage Loan Trust
3.533%, 05/25/2034 (a) (b) (d)	475,000	382,700
2.933%, 03/25/2037 (a) (b)	1,500,000	221,136
Residential Asset Securities Corp.
2.753%, 07/25/2035 (a) (b) (d)	58,347	57,525
Saco I Trust
2.623%, 09/25/2036 (a) (b)	340,810	133,919
Specialty Underwriting & Residential Finance
2.993%, 02/25/2035 (a) (b) (d)	193,893	167,728
Structured Adjustable Rate Mortgage Loan Trust
5.250%, 12/25/2035 (a)	256,195	212,640
5.250%, 02/25/2036 (a)	340,909	314,756
Structured Asset Securities Corp.
5.500%, 06/25/2036 (a)	600,000	494,930
WAMU Mortgage Pass Through Certificates
3.796%, 06/25/2034 (a)	450,000	444,606
4.677%, 05/25/2035 (a)	215,000	209,875
2.858%, 07/25/2044 (a) (b) (d)	128,804	122,883
3.013%, 01/25/2045 (a) (b) (d)	414,244	190,333
2.713%, 04/25/2045 (a) (b) (d)	88,397	69,610
2.753%, 04/25/2045 (a) (b) (d)	88,397	56,810
2.773%, 07/25/2045 (a) (b) (d)	222,157	178,773
Washington Mutual Alternative Mortgage Pass-Through Certificates
2.763%, 06/25/2046 (a) (b)	975,862	401,339
2.663%, 01/25/2047 (a) (b)	647,650	346,279

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
June 30, 2008 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
Wells Fargo Home Equity Trust
2.983%, 04/25/2034 (a) (b) (d)	$226,152	$186,347
Wells Fargo Mortgage Backed Securities Trust
4.206%, 03/25/2035 (a)	354,389	344,930
4.991%, 10/25/2035 (a)	315,967	308,632
WFS Financial Owner Trust
4.500%, 05/17/2013 (a)	320,000	319,417
TOTAL ASSET BACKED SECURITIES (Cost $34,302,025)		$29,276,408

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
Federal Home Loan Mortgage Corp. - Real Estate Mortgage Investment Conduit
4.750%, 07/15/2015 (a)	254,842	255,252
5.125%, 10/15/2015 (a)	896,867	906,009
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,136,399)		$1,161,261

COMMERCIAL MORTGAGE BACKED SECURITIES - 15.9%
Banc of America Commercial Mortgage, Inc.
4.648%, 09/11/2036 (a) (d)	1,000,000	969,068
4.974%, 07/10/2043 (a) (d)	230,000	180,003
0.105%, 07/10/2043 (a) (c) (e)	32,969,710	327,257
4.857%, 07/10/2043 (a) (d)	1,290,000	1,219,534
5.334%, 09/10/2045 (a) (d)	685,000	681,278
Bear Stearns Commercial Mortgage Securities
0.627%, 05/11/2039 (c) (e)	2,404,888	30,244
5.186%, 05/11/2039	2,375,000	2,340,988
3.236%, 02/11/2041 (a) (d)	45,310	45,132
Chase Commercial Mortgage Securities Co.
7.543%, 07/15/2032 (a) (d)	451,118	455,647
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.621%, 10/15/2048 (a) (e)	13,834,326	259,338
0.338%, 12/11/2049 (a) (e)	11,023,344	161,117
Commercial Mortgage Pass Through Certificates
7.416%, 08/15/2033 (a) (d)	1,263,552	1,303,459
0.062%, 12/10/2046 (e)	7,295,700	74,008
4.049%, 10/15/2037 (a) (d)	1,219,063	1,209,112
5.032%, 05/10/2043 (a) (d)	250,000	199,551
Credit Suisse Mortgage Capital Certificates
0.775%, 09/15/2039 (a) (e)	9,362,476	224,334
0.110%, 12/15/2039 (a) (e)	2,401,509	33,777
0.869%, 12/15/2039 (a) (e)	10,668,104	296,744
CS First Boston Mortgage Securities Corp.
1.287%, 03/15/2036 (a) (c) (e)	1,997,117	36,276
0.578%, 05/15/2036 (a) (c) (e)	3,233,552	25,930
0.769%, 07/15/2036 (a) (c) (e)	3,995,082	53,366
0.220%, 11/15/2037 (a) (c) (e)	6,304,920	107,486
7.995%, 09/15/2041 (a) (d)	130,000	134,879
CW Capital Cobalt Ltd.
5.174%, 08/15/2048 (a) (d)	625,000	613,683
First Union National Bank Commercial Mortgage
0.810%, 05/17/2032 (a) (e)	19,998,161	296,173
8.087%, 05/17/2032 (a) (d)	250,000	262,673

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
June 30, 2008 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
GE Capital Commercial Mortgage Corp.
0.554%, 03/10/2040 (a) (c) (e)	$4,860,621	$63,587
4.978%, 05/10/2043 (a) (d)	1,265,000	1,204,385
5.333%, 11/10/2045 (a) (d)	1,200,000	1,166,321
GMAC Commercial Mortgage Securities, Inc.
7.179%, 08/15/2036 (a)	1,392,787	1,423,037
0.794%, 03/10/2038 (a) (c) (e)	3,561,926	66,729
Greenwich Capital Commercial Funding Co.
3.858%, 07/05/2035 (a)	500,000	478,010
0.929%, 01/05/2036 (a) (c) (e)	38,131,812	719,509
4.533%, 01/15/2036 (a)	710,000	696,795
0.274%, 06/10/2036 (a) (c) (e)	24,648,311	187,919
5.914%, 07/10/2038 (a) (d)	1,233,000	1,169,581
4.305%, 08/10/2042 (a)	1,225,000	1,216,671
GS Mortgage Securities Corp II
0.843%, 10/10/2028 (a) (c) (e)	69,496,384	693,435
0.855%, 11/10/2039 (e)	4,652,494	150,964
4.295%, 01/10/2040 (a)	2,488,859	2,423,139
0.837%, 01/10/2040 (a) (c) (e)	16,705,656	212,546
JP Morgan Chase Commercial Mortgage Securities Corp.
0.479%, 10/12/2035 (a) (c) (e)	2,912,995	86,163
5.021%, 01/12/2037 (a) (d)	90,000	78,783
5.116%, 09/12/2037 (a) (d)	150,000	118,114
4.920%, 10/15/2037 (a)	100,000	97,994
1.267%, 01/12/2039 (a) (c) (e)	3,317,971	78,513
5.450%, 06/12/2041 (a) (d)	460,000	419,818
0.293%, 01/15/2042 (a) (c) (e)	6,566,139	91,506
4.780%, 07/15/2042 (a) (d)	530,000	490,230
5.440%, 05/15/2045 (a) (d)	590,000	536,599
LB-UBS Commercial Mortgage Trust
4.904%, 06/15/2026 (a) (d)	29,706	29,774
4.310%, 02/15/2030 (a) (d)	1,350,000	1,337,322
5.594%, 06/15/2031 (a)	165,000	165,846
5.741%, 06/15/2032 (a) (d)	400,941	404,666
5.124%, 11/15/2032 (a)	370,000	361,342
1.110%, 09/15/2034 (a) (c) (e)	7,804,951	160,134
1.223%, 03/15/2036 (a) (c) (e)	2,116,727	39,911
7.319%, 06/15/2036 (a) (c) (d)	1,000,000	972,850
0.843%, 08/15/2036 (a) (c) (e)	3,085,869	38,110
5.413%, 09/15/2039 (a) (d)	150,000	136,246
0.183%, 07/15/2040 (a) (c) (e)	15,289,038	273,444
Merrill Lynch Mortgage Trust
5.613%, 05/12/2039 (a) (d)	485,000	485,631
5.782%, 08/12/2043 (a) (d)	530,000	495,491
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.099%, 12/12/2049 (e)	4,306,737	52,258
5.456%, 07/12/2046 (a) (d)	315,000	286,662
0.732%, 08/12/2048 (a) (e)	4,780,010	147,741
5.112%, 12/12/2049 (a) (d)	490,000	480,157

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
June 30, 2008 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
Morgan Stanley Capital I
1.187%, 01/13/2041 (a) (c) (e)	$49,728,093	$1,246,385
4.970%, 12/15/2041 (a)	1,500,000	1,443,696
0.072%, 12/15/2043 (a) (c) (e)	5,185,092	57,098
Wachovia Bank Commercial Mortgage Trust
4.980%, 11/15/2034 (a)	285,000	280,488
0.525%, 11/15/2035 (a) (c) (e)	11,111,891	89,640
4.748%, 02/15/2041 (a)	225,000	212,819
0.597%, 10/15/2041 (a) (c) (e)	13,446,750	152,674
0.426%, 03/15/2042 (a) (c) (e)	20,939,851	174,869
4.935%, 04/15/2042 (a) (d)	4,360,000	4,139,397
WAMU Commercial Mortgage Securities Trust
3.830%, 01/25/2035 (a) (c) (d)	335,088	329,181
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $40,322,844)		$39,405,237

CORPORATE BONDS - INVESTMENT GRADE - 25.0%
Financial Services - 10.5%
Allstate Corp.
6.125%, 05/15/2037 (a)	1,000,000	908,801
American Real Estate Partners LP/American Real Estate Finance Corp.
8.125%, 06/01/2012 (a)	125,000	120,625
Arch Capital Group Ltd.
7.350%, 05/01/2034 (a)	210,000	221,869
Avalonbay Communities, Inc.
5.500%, 01/15/2012 (a)	560,000	553,393
AXA SA
6.379%, 12/14/2049 (a) (c)	750,000	604,440
BAC Capital Trust XIII
3.176%, 12/31/2049 (a) (b)	440,000	333,647
Bank of America Corp.
5.650%, 05/01/2018	500,000	467,652
Barclays Bank Plc
8.550%, 09/29/2049 (a) (c)	150,000	145,875
5.926%, 12/31/2049 (a) (c)	415,000	354,364
BB&T Corp.
4.900%, 06/30/2017	500,000	427,952
Brandywine Operating Partnership LP
5.625%, 12/15/2010 (a)	275,000	266,783
Capital One Bank
5.000%, 06/15/2009 (d)	440,000	439,443
Chubb Corp.
6.375%, 03/29/2037 (a)	1,000,000	916,235
Cigna Corp.
6.150%, 11/15/2036 (a)	175,000	154,633
CIT Group, Inc.
2.935%, 02/13/2012 (b) (d)	250,000	199,316
3.137%, 04/27/2011 (b) (d)	2,000,000	1,653,032
7.625%, 11/30/2012	1,000,000	831,913
6.100%, 03/15/2067 (a)	130,000	59,892
5.000%, 09/15/2014	1,000,000	927,370
8.400%, 04/29/2049 (a)	1,000,000	951,860

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
June 30, 2008 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
CNA Financial Corp.
6.000%, 08/15/2011 (a)	$240,000	$241,218
Commonwealth Bank of Australia
6.024%, 03/29/2049 (a) (c)	240,000	207,507
Duke Realty LP
5.625%, 08/15/2011 (a)	85,000	82,578
Erac USA Finance Co.
3.149%, 04/30/2009 (b) (c)	475,000	467,639
ERP Operating Lp
5.500%, 10/01/2012 (a)	1,000,000	976,345
Export-Import Bank of Korea
4.500%, 08/12/2009	160,000	159,574
Fleet Capital Trust II
7.920%, 12/11/2026 (a)	1,000,000	1,007,310
Glitnir Banki HF
2.951%, 10/15/2008 (b) (c)	315,000	313,259
Hartford Financial Services Group, Inc.
5.250%, 10/15/2011 (a)	145,000	143,439
HSBC Finance Corp.
4.125%, 12/15/2008 (d)	200,000	199,712
4.125%, 11/16/2009	425,000	422,323
ING Groep NV
5.775%, 12/29/2049 (a)	440,000	365,714
iStar Financial, Inc.
3.116%, 09/15/2009 (b)	250,000	229,427
Lazard Group
7.125%, 05/15/2015 (a)	250,000	234,054
Lehman Brothers Holdings, Inc.
3.010%, 01/23/2009 (b)	700,000	685,077
Lincoln National Corp.
6.050%, 04/20/2067 (a)	155,000	130,903
Lloyds TSB Group PLC
6.267%, 11/29/2049 (a) (c)	555,000	443,393
Markel Corp.
6.800%, 02/15/2013	125,000	128,661
Merrill Lynch & Co., Inc.
6.000%, 02/17/2009 (d)	250,000	249,123
Metlife, Inc.
6.400%, 12/15/2036 (a)	1,000,000	875,753
MGIC Investment Corp.
5.625%, 09/15/2011 (a)	120,000	104,146
Mizuho JGB Investment LLC
9.870%, 12/31/2049 (a) (c)	250,000	250,000
Platinum Underwriters Finance, Inc.
7.500%, 06/01/2017 (a)	360,000	338,737
PNC Preferred Funding
8.700%, 02/28/2049 (a) (c)	1,000,000	996,957
Rabobank Capital Funding Trust
5.254%, 12/29/2049 (a) (c)	300,000	258,052

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
June 30, 2008 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
Simon Property Group LP
5.375%, 08/28/2008 (a)	$90,000	$90,010
5.600%, 09/01/2011 (a)	270,000	267,216
5.750%, 05/01/2012 (a)	225,000	225,185
SLM Corp.
3.080%, 07/26/2010 (b)	1,000,000	887,860
StanCorp Financial Group, Inc.
6.875%, 10/01/2012 (a)	130,000	128,747
SunTrust Preferred Capital I
5.853%, 12/31/2049 (a)	170,000	123,764
Swiss Re Capital I LP
6.854%, 05/29/2049 (a) (c)	250,000	220,755
Textron Financial Corp.
6.000%, 02/15/2067 (a) (c)	200,000	159,881
TransCapitalInvest Ltd.
5.670%, 03/05/2014 (c)	220,000	206,226
United Dominion Realty Trust, Inc.
6.500%, 06/15/2009 (a)	250,000	252,218
Wachovia Bank NA/Charlotte NC
7.800%, 08/18/2010	600,000	632,625
Washington Mutual Bank/Henderson NV
6.875%, 06/15/2011	275,000	236,650
Wells Fargo & Co.
3.120%, 08/15/2008 (a)	225,000	224,709
Willis North America, Inc.
6.200%, 03/28/2017 (a)	280,000	247,822
Woori Bank
6.125%, 05/03/2016 (a) (c)	2,000,000	1,938,350
		25,892,014
Industrial - 12.1%
AmerisourceBergen Corp.
5.625%, 09/15/2012 (a)	245,000	244,749
Anadarko Petroleum Corp.
6.450%, 09/15/2036 (a)	500,000	495,130
Anheuser Busch Companies, Inc.
6.800%, 08/20/2032 (a)	1,000,000	981,928
Archer Daniels Midland Co.
5.450%, 03/15/2018 (a)	1,000,000	977,457
7.500%, 03/15/2027	1,000,000	1,118,231
Bae Systems Holdings, Inc.
6.400%, 12/15/2011 (a) (c)	360,000	370,433
5.200%, 08/15/2015 (a) (c)	365,000	350,387
Baxter International, Inc.
5.900%, 09/01/2016 (a)	200,000	205,120
Bunge Ltd. Finance Corp.
4.375%, 12/15/2008 (a) (d)	725,000	726,181
Burlington Northern Santa Fe Corp.
6.150%, 05/01/2037 (a)	700,000	661,683
Canadian Natural Resources Ltd.
5.700%, 05/15/2017 (a)	200,000	196,267

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
June 30, 2008 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
Canadian Oil Sands Ltd.
4.800%, 08/10/2009 (a) (c)	$500,000	$501,868
Carlisle Companies, Inc.
6.125%, 08/15/2016 (a)	275,000	269,312
Caterpillar Financial Services Corp.
5.050%, 12/01/2010	250,000	256,942
Clorox Co.
5.450%, 10/15/2012 (a)	1,611,000	1,620,318
Comcast Corp.
3.088%, 07/14/2009 (a) (b)	1,000,000	992,276
Cooper U.S., Inc.
6.100%, 07/01/2017 (a)	310,000	315,251
Corp Nacional del Cobre de Chile - CODELCO
6.150%, 10/24/2036 (c)	170,000	162,155
Coventry Health Care, Inc.
5.875%, 01/15/2012	475,000	458,812
Cox Communications, Inc.
4.625%, 01/15/2010 (a)	125,000	124,356
7.125%, 10/01/2012 (a)	290,000	302,965
Daimler Finance North America LLC
3.218%, 03/13/2009 (b) (d)	900,000	898,585
5.750%, 09/08/2011	245,000	250,017
Dover Corp.
6.600%, 03/15/2038 (a)	1,000,000	1,039,259
Dun & Bradstreet Corp.
5.500%, 03/15/2011 (a)	195,000	195,815
Eaton Corp.
5.600%, 05/15/2018 (a)	750,000	744,075
Enbridge Energy Partners LP
4.000%, 01/15/2009 (a)	455,000	452,757
5.950%, 06/01/2033 (a)	250,000	214,593
Falconbridge Ltd.
5.375%, 06/01/2015 (a)	250,000	235,014
General Electric Capital Corp.
5.250%, 10/19/2012	1,000,000	1,010,710
HRPT Properties Trust
3.376%, 03/16/2011 (a) (b)	449,000	413,025
Husky Energy, Inc.
6.250%, 06/15/2012 (a)	175,000	180,466
IBM International Group Capital LLC
5.050%, 10/22/2012 (a)	1,000,000	1,022,213
ICI Wilmington, Inc.
5.625%, 12/01/2013 (a)	180,000	182,239
Kimberly-Clark Corp.
6.625%, 08/01/2037 (a)	1,000,000	1,074,582
Kinder Morgan Energy Partners LP
6.000%, 02/01/2017 (a)	300,000	296,919
McKesson Corp.
5.250%, 03/01/2013 (a)	190,000	187,175

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
June 30, 2008 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
Medco Health Solutions, Inc.
7.250%, 08/15/2013 (a)	$350,000	$371,982
National Fuel Gas Co.
5.250%, 03/01/2013 (a)	250,000	242,272
News America, Inc.
4.750%, 03/15/2010	150,000	149,681
Nexen, Inc.
5.050%, 11/20/2013 (a)	330,000	322,828
Norfolk Southern Corp.
7.800%, 05/15/2027 (a)	1,005,000	1,131,002
Oakmont Asset Trust
4.514%, 12/22/2008 (c)	195,000	195,760
ONEOK Partners LP
5.900%, 04/01/2012 (a)	245,000	246,516
Pacific Energy Partners LP / Pacific Energy Finance Corp
6.250%, 09/15/2015 (a)	285,000	283,006
Parker-Hannifin Corp,
6.250%, 05/15/2038 (a)	1,000,000	1,015,573
Petro-Canada
5.950%, 05/15/2035 (a)	1,080,000	951,895
Plains All American Pipeline LP/PAA Finance Corp.
6.700%, 05/15/2036 (a)	235,000	224,312
Potash Corp of Saskatchewan
5.875%, 12/01/2036 (a)	200,000	187,111
Reynolds American, Inc.
7.250%, 06/01/2013 (a)	200,000	207,746
Safeway, Inc.
3.158%, 03/27/2009 (a) (b)	225,000	223,524
Sempra Energy
4.750%, 05/15/2009 (a)	220,000	220,832
Smith International, Inc.
6.000%, 06/15/2016 (a)	160,000	158,125
Southern Union Co.
6.150%, 08/16/2008	170,000	170,178
Steelcase, Inc.
6.500%, 08/15/2011 (a)	135,000	136,989
United Technologies Corp.
8.875%, 11/15/2019	1,200,000	1,541,606
Viacom, Inc.
3.126%, 06/16/2009 (b)	125,000	123,710
5.750%, 04/30/2011 (a)	155,000	155,462
Walt Disney Co.
4.700%, 12/01/2012 (a)	1,000,000	1,007,287
Whirlpool Corp.
3.276%, 06/15/2009 (a) (b)	200,000	199,481
Xstrata Canada Corp.
7.250%, 07/15/2012 (a)	450,000	467,902
XTO Energy, Inc.
5.650%, 04/01/2016 (a)	500,000	496,430
		30,160,475

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
June 30, 2008 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
Utilities - 2.4%
Arizona Public Service Co.
6.250%, 08/01/2016 (a)	$240,000	$228,976
Baltimore Gas & Electric Co.
5.900%, 10/01/2016 (a)	160,000	154,888
Consolidated Natural Gas Co.
5.000%, 03/01/2014 (a)	125,000	120,205
Entergy Gulf States, Inc.
3.427%, 12/08/2008 (a) (b) (c)	120,000	119,935
Exelon Corp.
4.450%, 06/15/2010 (a)	120,000	118,993
France Telecom SA
7.750%, 03/01/2011 (a)	460,000	487,453
Korea East-West Power Co., Ltd
4.875%, 04/21/2011 (c)	105,000	104,397
KT Corp.
4.875%, 07/15/2015 (c)	140,000	130,208
Nevada Power Co.
6.650%, 04/01/2036 (a)	250,000	242,550
Rogers Wireless, Inc.
7.250%, 12/15/2012 (a)	450,000	476,858
6.375%, 03/01/2014 (a)	365,000	365,852
Sierra Pacific Power Co.
6.250%, 04/15/2012 (a)	400,000	411,588
Southern Co.
5.300%, 01/15/2012 (a)	175,000	178,316
Southwestern Electric Power Co.
5.550%, 01/15/2017 (a)	200,000	189,540
Telefonos de Mexico SAB de CV
4.500%, 11/19/2008 (a)	100,000	100,745
Tenaska Virginia Partners LP
6.119%, 03/30/2024 (c)	173,780	174,817
Verizon Global Funding Corp.
7.750%, 12/01/2030 (a)	600,000	646,339
Virginia Electric & Power Co.
4.500%, 12/15/2010 (a)	225,000	226,317
5.400%, 01/15/2016 (a)	240,000	234,874
Vodafone Group PLC
3.116%, 06/15/2011 (b)	290,000	281,698
Wisconsin Power & Light
6.375%, 08/15/2037 (a)	1,000,000	1,002,152
		5,996,701
TOTAL CORPORATE BONDS - INVESTMENT GRADE (Cost $64,373,413)		$62,049,190

CORPORATE BONDS - SPECULATIVE GRADE - 2.4%
Financial Services - 0.0%
Unum Group
5.859%, 05/15/2009	120,000	121,216

Industrial - 2.1%
Ball Corp.
6.875%, 12/15/2012 (a)	775,000	776,938

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
June 30, 2008 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
Blyth, Inc.
5.500%, 11/01/2013 (a)	$125,000	$104,375
Chesapeake Energy Corp.
7.750%, 01/15/2015 (a)	395,000	411,787
Fidelity National Information Services, Inc.
4.750%, 09/15/2008 (a)	105,000	102,375
Ford Motor Credit Co. LLC
5.800%, 01/12/2009	570,000	544,335
Huntsman LLC
11.500%, 07/15/2012 (a)	375,000	390,938
Kinder Morgan Finance Co. ULC
5.350%, 01/05/2011 (a)	120,000	116,400
MGM Mirage
6.750%, 04/01/2013 (a)	150,000	130,125
Nalco Co.
7.750%, 11/15/2011 (a)	125,000	125,625
Newfield Exploration Co.
6.625%, 09/01/2014 (a)	225,000	212,625
Nova Chemicals Corp.
6.500%, 01/15/2012 (a)	500,000	450,000
Pioneer Natural Resources Co.
6.650%, 03/15/2017 (a)	500,000	471,742
Seagate Technology HDD Holdings
6.375%, 10/01/2011 (a)	125,000	121,563
Southern Natural Gas Co.
5.900%, 04/01/2017 (a) (c)	175,000	168,059
Southern Union Co.
7.200%, 11/01/2066 (a)	165,000	133,968
Steel Dynamics, Inc.
6.750%, 04/01/2015 (a)	100,000	96,250
Tenneco, Inc.
10.250%, 07/15/2013 (a)	193,000	202,891
Tesoro Corp.
6.250%, 11/01/2012 (a)	295,000	281,725
Turning Stone Resort Casino Enterprise
9.125%, 12/15/2010 (a) (c)	150,000	149,625
Universal City Development Partners
11.750%, 04/01/2010 (a)	150,000	154,500
		5,145,846
Utilities - 0.3%
El Paso Natural Gas Co.
5.950%, 04/15/2017 (a)	100,000	96,993
Qwest Capital Funding, Inc.
7.000%, 08/03/2009 (a)	500,000	501,250
Qwest Communications International, Inc.
6.176%, 02/15/2009 (a) (b)	50,000	50,000
Tenaska Oklahoma
6.528%, 12/30/2014 (c)	113,005	108,965
		757,208
TOTAL CORPORATE BONDS - SPECULATIVE GRADE (Cost $6,123,225)		$6,024,270

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
June 30, 2008 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES - 49.0%
Federal Home Loan Mortgage Corp.
Pool #847533, 4.659%, 08/01/2035 (b)	$207,323	$207,816
Pool #1G0872, 4.977%, 09/01/2035 (b)	528,448	534,687
Pool #1G2604, 5.677%, 10/01/2036 (b)	1,555,362	1,578,127
Pool #1J0267, 5.535%, 02/01/2037 (b)	411,710	418,073
Pool #1J0303, 5.635%, 02/01/2037 (b)	534,555	542,710

Federal National Mortgage Association
Pool #254366, 5.500%, 06/01/2009 (d)	136,443	138,742
Pool #745505, 5.424%, 02/01/2016	1,492,034	1,506,571
Pool #745506, 5.663%, 02/01/2016	808,090	826,832
Pool #699840, 5.000%, 04/01/2018	2,029,505	2,027,264
Pool #255635, 6.000%, 02/01/2025 (d)	628,752	640,307
Pool #504974, 6.500%, 07/01/2029	112,932	117,465
Pool #253398, 8.000%, 08/01/2030	18,783	20,329
Pool #253436, 7.500%, 09/01/2030	10,577	11,401
Pool #253437, 8.000%, 09/01/2030	37,392	40,470
Pool #253481, 8.000%, 10/01/2030	38,449	41,613
Pool #253516, 8.000%, 11/01/2030	74,846	81,006
Pool #253546, 7.500%, 12/01/2030	29,796	32,116
Pool #253547, 8.000%, 12/01/2030	68,630	74,278
Pool #253643, 7.500%, 02/01/2031	21,787	23,484
Pool #253672, 7.000%, 03/01/2031	43,034	45,487
Pool #253673, 7.500%, 03/01/2031	35,557	38,326
Pool #253711, 7.000%, 04/01/2031	65,818	69,579
Pool #253712, 7.500%, 04/01/2031	21,908	23,592
Pool #253795, 7.000%, 05/01/2031	77,296	81,713
Pool #253796, 7.500%, 05/01/2031	3,652	3,933
Pool #253842, 7.000%, 06/01/2031	69,743	73,728
Pool #253889, 6.500%, 07/01/2031	32,384	33,643
Pool #253907, 7.000%, 07/01/2031	111,458	117,827
Pool #253895, 7.000%, 08/01/2031	39,416	41,669
Pool #253949, 6.500%, 09/01/2031	23,916	24,846
Pool #253950, 7.000%, 09/01/2031	136,598	144,404
Pool #254007, 6.500%, 10/01/2031	20,138	20,921
Pool #254008, 7.000%, 10/01/2031	111,525	117,898
Pool #254050, 6.500%, 11/01/2031	18,314	19,026
Pool #254051, 7.000%, 11/01/2031	45,792	48,409
Pool #254092, 6.500%, 12/01/2031	63,680	66,156
Pool #254093, 7.000%, 12/01/2031	10,201	10,783
Pool #254147, 6.500%, 01/01/2032	90,209	93,717
Pool #254198, 6.000%, 02/01/2032	91,357	92,912
Pool #254199, 6.500%, 02/01/2032	9,868	10,251
Pool #254238, 6.000%, 03/01/2032	179,385	182,473
Pool #254263, 6.500%, 04/01/2032	121,722	126,379
Pool #254311, 6.500%, 05/01/2032	171,729	178,300
Pool #254346, 6.500%, 06/01/2032	48,112	49,952
Pool #254378, 6.500%, 07/01/2032	72,657	75,437
Pool #254406, 6.500%, 08/01/2032	216,517	224,802
Pool #254448, 6.500%, 09/01/2032	101,741	105,633
Pool #254549, 6.000%, 12/01/2032	169,711	172,385

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
June 30, 2008 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
Pool #254637, 5.500%, 02/01/2033	$229,599	$227,836
Pool #254638, 6.000%, 02/01/2033	45,541	46,259
Pool #254949, 5.000%, 11/01/2033	701,553	676,902
Pool #778961, 4.243%, 06/01/2034 (b)	243,453	243,722
Pool #786143, 4.314%, 07/01/2034 (b)	125,839	126,931
Pool #725866, 4.500%, 09/01/2034	4,810,805	4,476,493
Pool #735341, 4.291%, 12/01/2034 (b)	329,817	332,321
Pool #810063, 4.578%, 03/01/2035 (b)	372,673	376,872
Pool #879419, 5.706%, 02/01/2036 (b)	196,838	198,800
Pool #831547, 6.000%, 05/01/2036	145,203	146,720
Pool #884084, 5.500%, 06/01/2036	1,701,883	1,680,843
Pool #867481, 6.000%, 07/01/2036	351,994	355,672
Pool #897164, 6.500%, 08/01/2036	386,404	398,412
Pool #190375, 5.500%, 11/01/2036	2,083,670	2,057,910
Pool #870926, 5.425%, 01/01/2037 (b)	381,760	385,931
Pool #922456, 5.494%, 01/01/2037 (b)	1,173,582	1,189,712
Pool #256554, 6.500%, 01/01/2037	1,303,697	1,344,208
Pool #909383, 5.500%, 02/01/2037	4,981,621	4,920,033
Pool #914427, 5.500%, 02/01/2037	1,043,160	1,029,716
Pool #881326, 5.473%, 03/01/2037 (b)	339,018	338,624
Pool #915876, 6.000%, 04/01/2037	2,554,898	2,581,052
Pool #918176, 6.000%, 05/01/2037 (d)	8,002,757	8,084,681
Pool #919372, 6.000%, 05/01/2037	4,000,218	4,041,169
Pool #939407, 6.000%, 06/01/2037	1,581,439	1,597,628
Pool #939408, 6.000%, 07/01/2037	1,987,090	2,007,432
Pool #939409, 6.000%, 08/01/2037	2,394,417	2,418,929
Pool #950421, 6.500%, 09/01/2037	1,190,003	1,226,729
Pool #950422, 6.000%, 10/01/2037	1,912,204	1,931,779
Pool #950423, 6.000%, 11/01/2037	1,786,636	1,804,926
Pool #950424, 6.000%, 12/01/2037	2,005,391	2,025,920
Pool #950425, 5.500%, 01/01/2038	1,337,022	1,319,657
Pool #950426, 5.000%, 07/01/2038	1,266,699	1,215,462

Freddie Mac Gold Pool
Pool #M80733, 5.500%, 03/01/2009	75,148	76,501
Pool #G12020, 6.500%, 06/01/2017	207,929	216,583
Pool #G12018, 5.500%, 04/01/2018	397,045	402,446
Pool #G12017, 5.000%, 01/01/2019	2,315,659	2,310,618
Pool #G01198, 7.000%, 11/01/2030	26,022	27,527
Pool #C01220, 6.500%, 09/01/2031	52,923	55,047
Pool #C01244, 6.500%, 10/01/2031	35,745	37,180
Pool #C01246, 7.000%, 10/01/2031	7,875	8,318
Pool #C01252, 6.500%, 11/01/2031	49,951	51,956
Pool #C01287, 6.500%, 01/01/2032	72,852	75,776
Pool #C70921, 6.000%, 09/01/2032	60,373	61,400
Pool #C01435, 6.000%, 12/01/2032	375,609	381,999
Pool #C01753, 5.000%, 01/01/2034	468,676	452,062
Pool #C01785, 5.000%, 02/01/2034 (d)	853,854	823,586
Pool #C01796, 5.000%, 03/01/2034	908,882	875,527
Pool #C01811, 5.000%, 04/01/2034	1,332,655	1,283,748
Pool #C01839, 5.000%, 05/01/2034	418,585	403,224

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
June 30, 2008 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
Pool #C01846, 5.000%, 06/01/2034	$1,412,562	$1,360,723
Pool #G08001, 5.000%, 07/01/2034 (d)	1,328,382	1,279,631
Pool #G08005, 5.500%, 08/01/2034	795,927	787,222
Pool #G08009, 5.000%, 09/01/2034 (d)	1,318,986	1,270,581
Pool #G08014, 5.000%, 10/01/2034	877,459	845,257
Pool #G08015, 5.500%, 10/01/2034	579,269	572,934
Pool #G08021, 5.500%, 11/01/2034	438,426	433,631
Pool #G08026, 5.000%, 12/01/2034	616,317	593,699
Pool #G08027, 5.500%, 12/01/2034	362,509	358,544
Pool #G08046, 5.500%, 03/01/2035	471,110	465,515
Pool #G08058, 5.500%, 05/01/2035 (d)	967,525	956,036
Pool #G08088, 6.500%, 10/01/2035	289,671	299,306
Pool #G08128, 5.500%, 05/01/2036	939,459	927,129
Pool #A51176, 6.000%, 08/01/2036	196,412	198,709
Pool #G08161, 6.000%, 11/01/2036	823,585	833,220
Pool #C02660, 6.500%, 11/01/2036	447,885	462,362
Pool #A56911, 5.500%, 02/01/2037	4,412,527	4,351,854
Pool #A66161, 7.000%, 07/01/2037	1,052,650	1,105,088
Pool #A66166, 7.000%, 07/01/2037	1,640,085	1,721,775
Pool #G08217, 6.000%, 08/01/2037	1,309,501	1,324,412
Pool #A70855, 6.500%, 12/01/2037	1,456,517	1,503,143
TBA, 5.000%, 07/01/2038 (f)	30,000,000	28,748,430

Ginnie Mae I Pool
Pool #448335, 6.500%, 04/15/2031	171,732	178,392
Pool #581950, 7.500%, 03/15/2032	12,792	13,743
Pool #781703, 5.000%, 02/15/2034	1,263,473	1,230,228

Ginnie Mae II Pool
Pool #003187, 6.000%, 01/20/2032	492,178	500,971
TOTAL MORTGAGE BACKED SECURITIES (Cost $121,746,124)		$121,832,786

PREFERRED STOCKS - 1.8%
Federal National Mortgage Association
8.25%, 12/31/2049 (a)	200,000	4,590,000
TOTAL PREFERRED STOCKS (Cost $5,030,000)		$4,590,000

U.S. TREASURY OBLIGATIONS - 3.4%
U.S. Treasury Bond
5.000%, 05/15/2037	4,000,000	1,082,052
U.S. Treasury Note
2.625%, 05/31/2010	2,000,000	2,001,876
4.375%, 08/15/2012	5,000,000	5,239,455
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,294,858)		$8,323,383

PROLOAN PIPELINE - 4.7%
When-Issued Commitments
TOTAL PROLOAN PIPELINE (Cost $12,105,364)		11,765,659
		$11,765,659
The accompanying notes are an integral part of these financial statements.

Schedule of Investments
June 30, 2008 (Unaudited) - continued
Builders Fixed Income Fund, Inc.

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 1.1%
Investment Companies - 1.1%
Fidelity Institutional Money Market Funds	$2,661,252	$2,661,252
TOTAL SHORT TERM INVESTMENTS (Cost $2,661,252)		$2,661,252

Total Investments (Cost $296,095,504) - 115.6%		$287,089,446
Liabilities in Excess of Other Assets - (15.6)%		(38,703,441)
TOTAL NET ASSETS - 100.0%		$248,386,005

Footnotes

Percentages are stated as a percent of net assets.

(a)	Callable by issuer.
(b)	Variable rate security. The rate listed is as of June 30, 2008.
(c)	Restricted security.
(d)	Security segregated at custodian for "when-issued" commitments, short sales and reverse repurchase agreements.
(e)
Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the yield based upon the estimated timing of future cash flows as of June 30, 2008.

(f)	To be announced.

The accompanying notes are an integral part of these financial statements.

Builders Fixed Income Fund, Inc.
Sector Breakdown
June 30, 2008 (Unaudited)

Percentage of
Total Investments
Asset-Backed Securities	10.20%
Collaterized Mortgage Obligations	0.40%
Commercial Mortgage Backed Securities	13.72%
Corporate Bonds - Investment Grade	21.61%
Corporate Bonds - Speculative Grade	2.10%
Mortgage-Backed Securities	42.44%
Preferred Stock	1.60%
U.S. Treasury Obligations	2.90%
Proloan Pipeline	4.10%
Short-Term Investments	0.93%
Total	100.00%

BUILDERS FIXED INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2008 (Unaudited)

ASSETS
Investments in securities, at value (cost $296,095,504)	$287,089,446
Cash	567,908
Receivables:
Fund shares sold	1,059,955
Investment securities sold	206
Interest	1,954,048
Paydowns	51,701
ProLoan extension fees	519
ProLoan origination fees	11,245
Other assets	10,059
Total assets	$290,745,085

LIABILITIES
Payables:
Investment securities purchased	28,950,904
Investment securities purchased - when issued	12,105,364
Distribution to shareholders	1,083,945
ProLoan commitment fees (Note 2 - Proloan Mortgage Pipeline)	55,593
Due to manager (Note 3)	30,390
Due to distribution coordinator (Note 3)	25,638
Due to directors	2,399
Fund share redeemed	2,318
Accrued expenses	102,529
Total liabilities	42,359,080

NET ASSETS	$248,386,005

Net asset value, offering and redemption price per share
($248,386,005/17,704,988 shares outstanding, unlimited number of shares
authorized without par value)	$14.03

COMPONENTS OF NET ASSETS
Paid-in capital	$259,312,324
Accumulated net investment loss	(220,047)
Accumulated net realized loss on investments	(1,700,214)
Net unrealized depreciation on investments	(9,006,058)
Net assets	$248,386,005

The accompanying notes are an integral part of these financial statements.

BUILDERS FIXED INCOME FUND, INC.

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME
Interest income	$6,954,637

Expenses:
Management fees	190,039
Subadvisory fees	190,039
Distribution fees	126,692
Fund accounting fees	70,102
Administration fees	52,007
Professional fees	40,071
Chief Compliance Officer fees (Note 3)	24,024
Custody fees	19,755
Insurance expense	13,118
Transfer agent fees	12,282
Miscellaneous	10,338
Director fees	4,846
Registration expense	1,092
Total Expense	754,405
Expense recoupment (Note 4)	3,905
Net expenses	758,310
Net investment income	$6,196,327

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized gain on investments	1,547,289
Net unrealized depreciation on investments	(8,886,669)
Net realized and unrealized loss on investments	(7,339,380)

Net decrease in net assets resulting from operations	(1,143,053)

The accompanying notes are an integral part of these financial statements.

BUILDERS FIXED INCOME FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS at June 30, 2008

	Six Months Ended	Year Ended
	June 30, 2008 #	December 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$6,196,327	$11,980,570
Net realized gain on investments	1,547,289	877,799
Net unrealized appreciation (depreciation) on investments	(8,886,669)	454,438
Net unrealized appreciation on futures	-	634,687
Net increase (decrease) in net assets resulting from operations	(1,143,053)	13,947,494

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(6,128,826)	(12,514,991)
Total distributions to shareholders	(6,128,826)	(12,514,991)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,448,709	1,480,002
Net asset value of shares issued on reinvestment of distributions	5,770,447	11,725,463
Cost of shares redeemed	(11,108,436)	(4,089,276)
Net increase (decrease) from capital share transactions	(2,889,280)	9,116,189

Total increase (decrease) in net assets	(10,161,159)	10,548,692

NET ASSETS
Beginning of period	258,547,164	247,998,472
End of period (including undistributed net
investment loss of ($220,047) and ($287,548), respectively)	$248,386,005	$258,547,164

CHANGE IN SHARES
Shares sold	168,879	103,204
Shares issued on reinvestment of distributions	403,324	818,717
Shares redeemed	(775,954)	(284,550)
Net increase (decrease)	(203,751)	637,371

# Unaudited.

The accompanying notes are an integral part of these financial statements.

BUILDERS FIXED INCOME FUND, INC.

FINANCIAL HIGHLIGHTS

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Semi-Annual Report.

For a share outstanding throughout each period.

	Six Months Ended June 30,		Year Ended December 31,
	2008 #		2007		2006		2005		2004	2003
Net asset value, beginning of year	$14.44		$14.36		$14.45		$14.74		$14.80	$15.02

Income from investment operations:
Net investment income	0.35		0.72		0.69		0.66		0.60	0.64
Net realized and unrealized gain (loss) on investments	(0.41)		0.08		(0.09)		(0.30)		(0.04)	(0.22)
Total from investment operations	(0.07)		0.80		0.60		0.36		0.56	0.42

Less distributions:
From net investment income	(0.35)		(0.72)		(0.69)		(0.63)		(0.62)	(0.64)
From realized gain	-		-		-		-		-	-
Tax return of capital distribution	-		-		-		(0.02)		-	-
Total distributions	(0.35)		(0.72)		(0.69)		(0.65)		(0.62)	(0.64)

Net asset value, end of year	$14.02		$14.44		$14.36		$14.45		$14.74	$14.80

Total return	(0.48	%)+	5.70%		4.35%		2.51%		3.87%	2.88%

Ratios/supplemental data:
Net assets at end of year (millions)	$248.4		$258.5		$248.0		$241.3		$236.8	$259.4

Ratio of expenses to average net assets:
After fees waived/expenses recouped - including interest expense	0.60	%++	0.83	%(1)	1.16	%(1)	0.85	%(1)	--	--
Before fees waived/expenses recouped - including interest expense	0.60	%++	0.84	%(1)	1.18	%(1)	0.87	%(1)	0.61%	--
Before fees waived/expenses recouped - without interest expense	0.60	%++	0.61%		0.62%		0.62%		0.59%	0.58%
After fees waived/expenses recouped - without interest expense	0.60	%++	0.60%		0.60%		0.60%		0.59%	0.58%

Ratio of net investment income to average net assets:
After fees waived/expenses recouped	4.89	%++	4.79%		4.64%		4.40%		4.04%	4.32%
Before fees waived/expenses recouped	4.89	%++	4.78%		4.62%		4.37%		4.04%	4.32%

Portfolio turnover rate	97.19	%+	166.04%		164.94%		134.74%		138.45%	55.23%

# Unaudited.
+ Not annualized.
++ Annualized.
(1) Includes interest expense of 0.23%, 0.56% and 0.25% of average net assets in 2007, 2006 and 2005, respectively.

The accompanying notes are an integral part of these financial statements.

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at June 30, 2008 (Unaudited)

NOTE 1 - ORGANIZATION

Builders Fixed Income Fund, Inc. (the “Corporation”) was incorporated in the state of Maryland on June 13, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The Corporation currently consists of one “non-diversified” series, the Builders Fixed Income Fund (the “Fund”). The authorized capital stock of the Fund consists of 17,704,988 shares of stock having no par value.

The Fund’s investment objective is to provide current income. It commenced operations on October 31, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted (“GAAP”) in the United States of America.

(a)	Investment Valuation

Bonds and other fixed-income securities (other than short-term securities) are valued at the mean of the closing bid and asked prices, on the basis of prices provided by an independent pricing service. Any new issue or other security for which market quotations temporarily are unavailable from an independent pricing service are valued at a fair price supplied by the Fund’s subadviser, Richmond Capital Management, Inc. (the “Subadviser”). The Subadviser determines a fair value of such a security in good faith by obtaining prices from two independent broker-dealer firms and averaging the two prices, or if only one independent broker-dealer firm is available to provide a price for a security, that price shall be deemed a fair value. If prices from independent broker-dealer firms are not available, the Subadviser may value such securities at a price determined by its portfolio managers and analysts, based on their analysis of several factors, including the cost of the security, transactions in comparable securities, relationships among various securities, and such other factors as may be determined by the Subadviser to affect materially the value of the security. Short-term securities maturing more than 60 days from the valuation date for which reliable quotations are readily available are valued at current market quotations as provided by an independent pricing service or principal market maker. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition shall be valued at amortized cost using the market value on the 61st day before maturity. Short term securities maturing in 60 days or less at acquisition date shall be valued at amortized cost. Short--term securities maturing in 60 days or less are valued at amortized cost.

In September, 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”, which will expand the disclosure requirements for fair value measurements. The new standard defines fair value as the price that would be received upon the sale of an asset or transfer of a liability in an orderly transaction between market participants. As a basis for considering market participant assumptions in fair value measurements, this Statement also establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and earlier adoption is permitted. See Note 11 - Fair Value of Financial Instruments for further disclosure.

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at June 30, 2008 (Unaudited) - (Continued)

ProLoan Mortgage Pipeline. On a forward commitment basis, the Fund commits to acquire ProLoan mortgage-backed securities up to six months after they have been securitized and guaranteed by a government-sponsored entity such as FNMA. This “pipeline” of ProLoan mortgage commitments typically is valued at a fair value that is the equivalent of the six-month forward price of a FNMA mortgage-backed security. A fair value for the pipeline is determined by the independent fund accounting agent in good faith pursuant to valuation procedures approved by the Board of Directors. The Manager, in consultation with the Subadviser, is responsible for reviewing pipeline valuations and determining whether adjustments are appropriate based on any material change in value arising from facts and circumstances particular to the Fund’s ProLoan mortgage commitments. The Board of Directors monitors the Fund’s valuation procedures on a regular basis and may, without notice to shareholders, revise the procedures as necessary to approximate fair value.

The Fund’s fund accountant uses the following formula for determining a fair value for the Fund’s pipeline: Determine the weighted average interest rate of the mortgage commitments in the pipeline, and then subtract 0.50% from the average weighted interest rate to determine the weighted average coupon rate. Round to the nearest 0.125% coupon rate to determine the coupon rate for the pipeline. Based upon the readily available one-month and three-month forward prices for a 30 year FNMA, interpolate each price to the 1/8 coupon rate nearest to the pipeline coupon rate. Subtract the resulting one-month forward price from the resulting three-month forward price, and then subtract an additional 0.125%.

When-Issued and Forward Commitments. The Fund commits to acquire mortgage-backed securities originated through the ProLoan program on a "when-issued" basis. When the Fund agrees to acquire securities on a when-issued basis, its custodian will segregate cash or other liquid assets equal to or greater than the amount of the commitment. The value of the securities underlying the when-issued commitment, and any subsequent fluctuations in their value, will be taken into account when determining the Fund's net asset value starting on the day that the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to acquire until they are paid for and delivered on the settlement date. When the Fund engages in when-issued transactions, it relies on the other party to consummate the trade. Failure of that party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Fund will make commitments to acquire securities on a when-issued basis only with the intention of completing the transaction and actually purchasing the securities. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, cash or liquid securities equal to the value of the when-issued or forward commitment securities will be segregated by the Fund’s custodian and will be marked to market daily. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In those cases, the Fund may realize a gain or loss. Under normal circumstances, the Fund does not intend to commit more than 33 1/3% of its total assets to these commitments.

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at June 30, 2008 (Unaudited) - (Continued)

Fair Valued Securities. The Subadviser, on behalf of the Fund, may enter into swap agreements with various counterparties and purchases newly-issued fixed income securities for which market quotations temporarily are unavailable from a pricing service. Swaps, newly issued bonds, restricted securities and any other securities for which market quotations are unavailable from an independent pricing service are valued at a fair price determined by the Subadviser in good faith according to valuation procedures adopted by the Board of Directors. The Subadviser determines a “fair value” by obtaining prices from two independent broker-dealer firms and averaging the two prices, which average price is deemed the price of that security (or the price provided by one firm, if only one firm is available to provide a price for a security). If prices from broker-dealer firms or secondary market sources are not available, the Subadviser may value such securities at a price determined by its portfolio managers and analysts, based on the terms and underlying characteristics of such securities. The Subadviser is permitted to provide prices in respect of a security for which market quotations are unavailable only until such time as an independent pricing service begins supplying a price for that security and, thereafter, the security is valued at the price supplied by the pricing service.

Futures Contracts. The Fund may purchase futures contacts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the “SEC”) for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

At June 30, 2008, there were no futures contracts for the Fund.

(b)	Federal Income and Excise Taxes

The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.
Effective June 29, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The adoption of FIN 48 had no impact on the Fund’s net assets or results for operations.

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at June 30, 2008 (Unaudited) - (Continued)

(c)	Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund periodically makes reclassifications among certain of its capital accounts as a result of the recognition and characterization of distributions to shareholders determined annually in accordance with federal tax regulations which may differ from GAAP.

(d)	Security Transactions, Dividend and Interest Income and Expenses.

Security transactions are accounted for on the trade date. Realized gains and losses on securities transactions are reported on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Purchase discounts and premiums on fixed-income securities are accreted and amortized to maturity using the effective interest method.

(e)	Indemnification Obligations

Under the Fund's organizational documents, its current and former officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

(f)	Accounting Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(g)	Other

Investment transactions are accounted for on the trade date. The Fund uses the identified cost method for determining realized gain or loss on investments. Interest income including, where applicable, amortization of discount and premium on investments is recognized on the accrual basis.

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at June 30, 2008 (Unaudited) - (Continued)

NOTE 3 - INVESTMENT MANAGEMENT AGREEMENT, TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Management Fee

The Fund has a Management Agreement with Capital Mortgage Management, Inc. (the “Manager”), to provide or oversee all administrative, investment advisory and portfolio management services to the Fund. Under the terms of this agreement, the Fund will pay the Manager an annual fee as follows: 0.15% of the first $300 million of the Fund’s average daily net assets; and 0.13% of average daily net assets in excess of $300 million, plus all fees payable to the Subadviser. The fee is accrued daily and payable monthly. For the period ended June 30, 2008, the Manager was paid $190,039.

Subadviser Fee

The Manager has entered into an investment subadvisory agreement with Richmond Capital Management, Inc. The Fund pays the new Subadviser a monthly fee equal to an annual rate of 0.15% of its average daily net assets. For the period ended June 30, 2008, the Subadviser was paid $190,039.

Officers and Directors

The officers and directors of the Fund are also officers and directors of the Manager or Distribution Coordinator. Directors who are not “interested persons” of the Fund, as defined by the 1940 Act, are entitled to receive from the Fund as compensation an annual fee of $2,000 each and are reimbursed for any expenses incurred in attending meetings. An employee of Capital Mortgage Management, Inc. serves as the Fund’s Chief Compliance Officer (the “CCO”). The CCO receives no compensation from the Fund for his services; however, the Fund reimbursed Capital Mortgage Management, Inc. $24,024 for the period ended June 30, 2008 for the services of the CCO.

Other Service Providers

U.S. Bank, N.A. serves as the Fund’s Custodian. U.S. Bancorp Fund Services, LLC serves as the Fund’s Administrator. Unified Fund Services, Inc. serves as the Fund Accountant and Transfer Agent to the Fund. Unified Financial Securities, Inc. serves as the Fund’s Distributor.

NOTE 4 - DISTRIBUTION AND SERVICE PLAN

Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted an Amended and Restated Distribution Plan (the “Plan”). Under the Plan, the Fund is authorized to pay the Manager, as Distribution Coordinator, effective November 1, 1999, an annual rate of 0.10% of the Fund’s average daily net assets, payable monthly, to compensate the Distribution Coordinator for distribution and shareholder service activities. For the period ended June 30, 2008, the Manager, in its capacity as Distribution Coordinator, was paid $126,692. The Distribution Coordinator has agreed to limit certain of the Fund’s total operating expenses to 0.60% per annum of the Fund’s average daily net assets through December 31, 2008. The Fund will reimburse the Distribution Coordinator for such expenses incurred in the previous three-year period to the extent that the reimbursement does not cause the Fund’s operating expenses to exceed the 0.60% expense limitation.

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at June 30, 2008 (Unaudited) - (Continued)

As of June 30, 2008, the cumulative unreimbursed amount paid and/or waived by the Distribution Coordinator on behalf of the Fund is $143,411. The Distribution Coordinator may recapture a portion of this amount no later than the dates stated below:

	December 31,
2008	2009	2010
$58,048	$57,425	$27,938

NOTE 5 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from the sale of securities, excluding U.S. Government securities and short-term investments for the six months ended June 30, 2008, were as follows:

Purchases	$ 251,305,738
Sales	$ 260,403,907

The Fund purchased $22,837,933 and sold $15,475,012 in U.S. Government securities during the six months ended June 30, 2008.

NOTE 6 - REVERSE REPURCHASE AGREEMENTS

During the six months ended June 30, 2008, the Fund entered into reverse repurchase agreements with certain brokers. Reverse repurchase agreements involve the sale of a portfolio-eligible security by the Fund, coupled with an agreement to repurchase the security at a specified date and price. Reverse repurchase agreements involve the risk that the market value of securities pledged as collateral may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. Such transactions are accounted for as a borrowing by the Fund and are subject to the Fund’s overall restriction on borrowing under which it must maintain asset coverage of at least 300%.

The difference between the selling price and the repurchase price is accounted for as interest expense. At June 30, 2008, there were no outstanding reverse repurchase agreements for the Fund.

NOTE 7 - SHORT SALES

The Fund may engage in short sales against the box, which involve selling a security that the Fund owns, or a security equivalent in kind or amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. The Fund may enter into a short sale to hedge against anticipated declines in the market price of mortgage-backed securities or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain. If the price declines during this period, the Fund will realize a short-term capital gain. Although the Fund’s gain is limited by the price at which it sold the security short, its potential loss is unlimited.

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at June 30, 2008 (Unaudited) - (Continued)

At June 30, 2008, there were no short sale holdings for the Fund.

NOTE 8 - SWAP AGREEMENTS

In a swap transaction, two parties agree to exchange the returns earned or realized on particular predetermined investments. At June 30, 2008, there were no swap agreements for the Fund.

NOTE 9 - RESTRICTED SECURITIES

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At June 30, 2008, the Fund held restricted securities representing 6.3% of net assets. The restricted securities held as of June 30, 2008 are identified below and are all deemed to be liquid:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Value
AXA SA
6.379%, 12/14/2049	12/7/2006	110,000	110,000	88,651
6.379%, 12/14/2049	5/15/2007	618,125	640,000	515,789
Bae Systems Holdings, Inc.
6.400%, 12/15/2011	3/17/2006	375,221	360,000	370,433
5.200%, 08/15/2015	8/3/2006	69,862	75,000	71,997
5.200%, 08/15/2015	8/3/2006	79,433	85,000	81,597
5.200%, 08/15/2015	8/3/2006	190,876	205,000	196,792
Banc of America Commercial Mortgage, Inc.
0.105%, 07/10/2043	6/29/2005	403,767	32,969,710	327,257
Barclays Bank Plc
8.550%, 09/29/2049	10/10/2007	161,625	150,000	145,875
5.926%, 12/31/2049	9/21/2006	415,000	415,000	354,364
Bear Stearns Commercial Mortgage Securities
0.627%, 05/11/2039	3/16/2004	92,628	2,404,888	30,244
Canadian Oil Sands Ltd.
4.800%, 08/10/2009	8/3/2004	499,560	500,000	501,868
Commonwealth Bank of Australia
6.024%, 03/29/2049	3/7/2006	240,000	240,000	207,507

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at June 30, 2008 (Unaudited) - (Continued)

NOTE 9 - RESTRICTED SECURITIES - Continued Security	Acquisition Date	Acquisition Cost	Principal Amount	Value
Corp Nacional del Cobre de Chile - CODELCO
6.150%, 10/24/2036	10/19/2006	168,803	170,000	162,155
CS First Boston Mortgage Securities Corp.
1.287%, 03/15/2036	2/23/2005	150,034	1,997,117	36,276
0.578%, 05/15/2036	6/2/2004	105,590	3,233,552	25,930
0.769%, 07/15/2036	8/11/2004	156,750	3,995,082	53,366
0.220%, 11/15/2037	12/16/2004	133,282	6,304,920	107,486
Entergy Gulf States, Inc.
3.427%, 12/08/2008	11/30/2005	120,000	120,000	119,935
Erac USA Finance Co.
3.149%, 04/30/2009	7/17/2006	475,451	475,000	467,639
GE Capital Commercial Mortgage Corp.
0.554%, 03/10/2040	4/8/2004	202,363	4,860,621	63,587
Glitnir Banki HF
2.951%, 10/15/2008	3/2/2006	224,300	225,000	223,756
2.951%, 10/15/2008	5/23/2008	68,617	70,000	69,613
2.951%, 10/15/2008	5/23/2008	19,642	20,000	19,889
GMAC Commercial Mortgage Securities, Inc.
0.794%, 03/10/2038	4/7/2004	202,211	3,561,926	66,729
Great America Leasing Receivables
5.390%, 09/15/2011	12/5/2006	159,958	160,000	161,513
Greenwich Capital Commercial Funding Co.
0.929%, 01/05/2036	2/5/2008	856,476	38,131,812	719,509
0.274%, 06/10/2036	4/29/2004	198,934	8,299,789	63,278
0.274%, 06/10/2036	3/10/2005	351,850	16,348,522	124,641
GS Mortgage Securities Corp II
0.843%, 10/10/2028	12/18/2007	1,133,615	69,496,384	693,435
0.837%, 01/10/2040	1/23/2008	269,517	16,705,656	212,546
JP Morgan Chase Commercial Mortgage Securities Corp.
0.479%, 10/12/2035	6/8/2006	118,658	2,912,995	86,164
1.267%, 01/12/2039	3/25/2004	245,736	3,317,971	78,513
0.293%, 01/15/2042	12/16/2004	116,110	6,566,139	91,506
Korea East-West Power Co., Ltd
4.875%, 04/21/2011	4/14/2004	103,873	105,000	104,397
KT Corp.
4.875%, 07/15/2015	7/11/2005	137,320	140,000	130,208
LB-UBS Commercial Mortgage Trust
1.110%, 09/15/2034	9/27/2007	208,339	7,804,951	160,134
1.223%, 03/15/2036	3/23/2004	147,248	2,116,727	39,911
7.319%, 06/15/2036	3/23/2006	1,066,992	1,000,000	972,850
0.843%, 08/15/2036	8/10/2004	128,250	3,085,869	38,111
0.183%, 07/15/2040	6/21/2005	350,062	15,289,038	273,444

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at June 30, 2008 (Unaudited) - (Continued)

NOTE 9 - RESTRICTED SECURITIES - Continued Security	Acquisition Date	Acquisition Cost	Principal Amount	Value
Lloyds TSB Group PLC
6.267%, 11/29/2049	11/6/2006	430,000	430,000	343,530
6.267%, 11/29/2049	10/5/2007	114,606	125,000	99,863
Mizuho JGB Investment LLC
9.870%, 12/31/2049	12/14/2006	159,633	150,000	150,000
9.870%, 12/31/2049	1/15/2008	100,750	100,000	100,000
Morgan Stanley Capital I
1.187%, 01/13/2041	3/25/2004	142,675	2,032,909	50,953
1.187%, 01/13/2041	1/15/2008	1,415,951	47,695,183	1,195,432
0.072%, 12/15/2043	12/14/2006	71,329	5,185,092	57,098
Oakmont Asset Trust
4.514%, 12/22/2008	10/13/2006	190,837	195,000	195,760
PNC Preferred Funding
8.700%, 02/28/2049	2/11/2008	1,000,000	1,000,000	996,957
Rabobank Capital Funding Trust
5.254%, 12/29/2049	8/4/2006	282,297	300,000	258,052
Southern Natural Gas Co.
5.900%, 04/01/2017	3/14/2007	174,710	175,000	168,059
Swiss Re Capital I LP
6.854%, 05/29/2049	10/16/2006	257,588	250,000	220,755
Tenaska Oklahoma
6.528%, 12/30/2014	11/19/2004	113,005	113,005	108,965
Tenaska Virginia Partners LP
6.119%, 03/30/2024	4/29/2004	173,780	173,780	174,817
Textron Financial Corp.
6.000%, 02/15/2067	2/1/2007	198,764	200,000	159,881
TransCapitalInvest Ltd.
5.670%, 03/05/2014	2/23/2007	220,000	220,000	206,226
Turning Stone Resort Casino Enterprise
9.125%, 12/15/2010	7/18/2006	152,438	150,000	149,625
Wachovia Bank Commercial Mortgage Trust
0.525%, 11/15/2035	11/22/2005	142,467	11,111,891	89,640
0.597%, 10/15/2041	1/20/2005	379,994	13,446,750	152,674
0.426%, 03/15/2042	3/18/2005	400,556	20,939,851	174,869
WAMU Commercial Mortgage Securities Trust
3.830%, 01/25/2035	2/3/2006	114,331	118,033	115,951
3.830%, 01/25/2035	2/3/2006	96,313	99,400	97,648
3.830%, 01/25/2035	4/2/2008	112,361	117,655	115,581
Woori Bank
6.125%, 05/03/2016	4/27/2006	239,736	240,000	232,602
6.125%, 05/03/2016	1/31/2008	1,785,732	1,760,000	1,705,748

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at June 30, 2008 (Unaudited) - (Continued)

NOTE 10 - INCOME TAX INFORMATION

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Amounts

Cost of investments for tax purposes	$289,548,445
Gross tax unrealized appreciation	7,432,638
Gross tax unrealized depreciation	(7,553,533)
Net tax unrealized depreciation on investments	(120,895)
Undistributed ordinary income	550,514
Capital loss carryforward	(2,611,309)
EOY Dividend Payable	(957,451)

The tax composition of dividends (other than return of capital dividends) were as follows:

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Ordinary income (total)	$6,128,826	$12,705,957

Net, long-term capital gains (total)	$0	$0

At December 31, 2007, the Fund had a net capital loss carry forward of $2,611,309 of which $572,874 expires in 2010 and $2,038,435 expires in 2014.

NOTE 11 - FAIR VALUE OF FINANCIAL INSTRUMENTS

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” effective for fiscal years beginning after November 15, 2007. SFAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Funds adopted SFAS 157 effective January 1, 2008. A summary of the fair value hierarchy under SFAS 157 is described below.

BUILDERS FIXED INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS at June 30, 2008 (Unaudited) - (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following tables provide the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of June 30, 2008. These assets are measured on a recurring basis.

Description	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Securities	$275,323,787	$4,590,000	$270,733,787	$0
Other Financial instruments	$11,765,659	$0	$0	$11,765,659
Total	$287,089,446	$4,590,000	$270,733,787	$11,765,659

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

Proloan
Balance as of 12/31/2007	$3,666,347
Accrued discounts/premiums	$0
Realized gain/loss	$0
Change in unrealized	($325,683)
Net Purchases/Sales	$8,424,995
Balance as of 6/30/2008	$11,765,659

NOTE 12 - SUBSEQUENT EVENT

At a meeting held on August 6, 2008, the Board of Directors of the Fund determined that the Fund will no longer accept new purchases and that any Fund shares not redeemed by shareholders will be subject to mandatory redemption. It is anticipated that all outstanding shares of the Fund will be redeemed and the Fund will be liquidated on or about September 30, 2008. The Manager will continue to waive its distribution coordination fee through the closing date as required under its agreement to cap certain of the Fund's ordinary operating expenses, but the expenses incurred as a result of closing the Fund are considered extraordinary and will be borne fully by the Fund.

BUILDERS FIXED INCOME FUND, INC.
General Information

Proxy Voting Procedures

The Subadviser votes proxies relating to portfolio securities, if any, in accordance with procedures that have been approved by the Board of Directors of the Fund. You may obtain a description of these procedures without charge, by calling toll-free, 1-877-923-5626. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov. Actual records of how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ending June 30, 2008 has been filed with the SEC on Form N-PX. The proxy voting record is available for shareholders, free of charge, by calling the Fund, as described above, or from the SEC’s web site.

Quarterly Form N-Q Portfolio Schedule and N-CSR

The Fund will file its complete portfolio schedule with the Securities and Exchange Commission (“SEC”) on Form N-Q at the end of the first and third quarters within 60 days of the end of the quarter to which it relates and on Form N-CSR at the end of the second and forth quarters within 75 days of the end of the quarter to which it relates. The Fund’s Form N-Q and Form N-CSR are available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room. For information about the operation of the Public Reference Room, please call 1-800-SEC-0330. This information is also available to any shareholder of the Fund, free of charge, by calling 1-877-923-5626.

Manager
CAPITAL MORTGAGE MANAGEMENT, INC.
218 Henry Road
Manchester, Missouri 63011

Subadviser
RICHMOND CAPITAL MANAGEMENT, INC.
10800 Midlothian Turnpike, Suite 217
Richmond, VA 23235

Distributor
UNIFIED FINANCIAL SECURITIES, INC
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208

Custodian
U.S. BANK, N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent and Fund Accountant
UNIFIED FUND SERVICES, INC.
P.O. Box 6110
Indianapolis, IN 46206-6110
(877) 923-5626

Legal Counsel
THOMPSON COBURN LLP
One U.S. Bank Plaza
St. Louis, MO 63101

Independent Registered Public Accounting Firm
UHY LLP
15 Sunnen Drive
St. Louis, MO 63143

This report is intended for the shareholders of the Builders Fixed Income Fund, Inc. and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)   The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Builders Fixed Income Fund, Inc.

By (Signature and Title)*  /s/ John W. Stewart
John W. Stewart, President

Date  September 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John W. Stewart
John W. Stewart, President and Treasurer

Date  September 2, 2008

* Print the name and title of each signing officer under his or her signature.